Net Loss Per Common Share (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss	$ (1,472,413)	$ (1,034,223)	$ (1,627,483)	$ (4,029,860)	$ (4,030,641)	$ (1,593,173)
Basic shares:
Weighted-average common shares outstanding	38,932,826	38,580,261	38,920,671	38,580,261	38,611,758	37,619,208
Diluted shares:
Weighted-average common shares used to compute basic net loss per common share	38,932,826	38,580,261	38,920,671	38,580,261	38,611,758	37,619,208
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance
Warrants and options as of beginning of period
Weighted-average common shares used to compute diluted net loss per common share	38,932,826	38,580,261	38,920,671	38,580,261	38,611,758	37,619,208
Net loss per share:
Basic	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.10)	$ (0.10)	$ (0.04)
Diluted	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.10)	$ (0.10)	$ (0.04)